Label	Element	Value
SmartETFs Asia Pacific Dividend Builder ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmartETFs Asia Pacific Dividend Builder ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	SmartETFs Asia Pacific Dividend Builder ETF’s investment objective is to provide investors with dividend income and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Asia Pacific Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 18.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in SmartETFs Asia Pacific Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The SmartETFs Asia Pacific Dividend Builder ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded, dividend-producing equity securities of companies that are tied economically to countries in the Asia Pacific region (as defined later in this Prospectus). Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Adviser’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. In the Adviser’s view, “dividend builder” refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 8% for each of the last eight years, and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion.

Under normal market conditions the Asia Pacific Dividend Builder ETF will invest in companies economically tied to at least four different countries in the Asia Pacific region, which may be developed or emerging markets and which may include Australia, China, Hong Kong, Singapore, and Taiwan. For more information about how the Adviser determines that a company is economically tied to a foreign country or the Asia Pacific region, see section “More About Each Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries in the Asia Pacific region may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund will invest in companies in emerging market countries, including China. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

The Fund is actively managed, meaning the Adviser will select the Fund’s holdings based on its own research and evaluation process. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, and its potential for consistent, real (after inflation) dividend growth while maintaining company value. While the Fund does not concentrate its investments in any one industry, from time to time, based on changing market conditions and the number of companies meeting selection criteria, the Fund may make significant investments in certain industries.

The Fund may invest up to 20% of its portfolio in securities of companies that are outside of the Asia Pacific region. These companies will generally be in the developed markets, including in the US and the UK.

Typically, the Fund will hold around 35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or as many as 75 holdings.. The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek dividend income and long-term capital appreciation through focused investment in dividend-producing stocks of companies economically tied to the Asia Pacific region.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The SmartETFs Asia Pacific Dividend Builder ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded, dividend-producing equity securities of companies that are tied economically to countries in the Asia Pacific region (as defined later in this Prospectus).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the SmartETFs Asia Pacific Dividend Builder ETF.

The SmartETFs Asia Pacific Dividend Builder ETF acquired the assets and liabilities of the predecessor mutual fund, the Guinness Atkinson Asia Pacific Dividend Builder Fund, on March 26, 2021. As a result of the transaction, the Fund adopted the accounting and performance history of its predecessor mutual fund, the Guinness Atkinson Asia Pacific Dividend Builder Fund. The information shown below is for the predecessor mutual fund. The Fund’s total net operating expense ratio is lower than the net operating expense ratio of the predecessor mutual fund. Returns in the bar chart and table for the predecessor fund have not been adjusted.

The annual returns bar chart demonstrates the risks of investing in the SmartETFs Asia Pacific Dividend Builder ETF by showing how the predecessor mutual fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the predecessor mutual fund’s average annual returns compare with those of a broad-based index. Unlike the predecessor mutual fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website, www.smartetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the SmartETFs Asia Pacific Dividend Builder ETF by showing how the predecessor mutual fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smartetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Fund as of March 31, 2025, was 0.19%.

During the period shown in the bar chart, the best performance for the predecessor mutual fund for a quarter was 20.34% (for the quarter ended December 31, 2020). The worst performance was (21.11)% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
SmartETFs Asia Pacific Dividend Builder ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in shares of SmartETFs Asia Pacific Dividend Builder ETF and investing in shares of this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.
SmartETFs Asia Pacific Dividend Builder ETF | Dividend Paying Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Dividend Paying Securities Risk. The Fund invests in securities that pay dividends. There is no guarantee that the securities held by the Fund will declare or pay dividends in the future, or that dividends will remain at current levels or increase.

SmartETFs Asia Pacific Dividend Builder ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

SmartETFs Asia Pacific Dividend Builder ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

SmartETFs Asia Pacific Dividend Builder ETF | Global Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Global Risks. The Fund invests in companies in multiple countries within the Asia Pacific region, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

o       Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund’s portfolio, including by affecting their operating capabilities or their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

SmartETFs Asia Pacific Dividend Builder ETF | Risks of Investing in Asia Pacific Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Asia Pacific Securities.

☐   Asia Pacific stock markets may experience volatility and instability, and these risks can apply to entire economies, particular sectors and particular securities. Asia Pacific stocks could rise or fall with changes in economic or political circumstances in specific countries, may fall out of favor with investors, and currencies of countries in the Asia Pacific region may decline in comparison to the U.S. dollar. Stocks economically tied to the Asia Pacific region may be more sensitive to economic, political, social or legal changes in countries in the Asia Pacific region, which could adversely affect the Fund’s investments.

o       Australia. Australia’s economy is more dependent than others on exports, especially in commodities, and key trading relationships with the US, China, Japan, Singapore, the UK and other European countries. Reduction in demand for commodities and services could adversely affect companies in Australia.

o       China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

o       Hong Kong. Hong Kong companies could be adversely affected by changes in Hong Kong’s relationship with China, of which Hong Kong is a special administrative district. Recent changes in the political and legal structure in Hong Kong (but not the economic structure) could adversely affect companies in Hong Kong. Global reaction to China’s actions with respect to Hong Kong could also adversely affect the Fund’s investments in companies economically tied to Hong Kong. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to Hong Kong.

o       Singapore. Singapore’s economy relies heavily on exports and trade relationships with other countries. Singapore companies could be adversely affected by changes in its relationships with other countries in the Asia-Pacific region, as well as economic or political developments in other Asian nations that are key trading partners of Singapore.

o       Taiwan. Taiwan’s economy is more sensitive than others to changes in exports and global trading, and to tensions in Taiwan’s relationship with China. Tensions between Taiwan and China could materially adversely affect companies in Taiwan.

SmartETFs Asia Pacific Dividend Builder ETF | Investing in Non US Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal and regulatory risks, based on the size of their securities markets, competition for investments, interest rates, global or foreign trade activities (restrictions and tariffs or threats of changes to restrictions or tariffs), and changes in the global economy, such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU), as well as changes due to global or coordinated sanctions activities. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe.

Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

o       Sensitivity to global events. Non US securities may be more sensitive to changes in global economic activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

o       Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

SmartETFs Asia Pacific Dividend Builder ETF | Currency and Currency Exchange Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The value of Fund shares could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

o       China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

o       Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

SmartETFs Asia Pacific Dividend Builder ETF | Foreign Securities Market Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

SmartETFs Asia Pacific Dividend Builder ETF | Emerging Markets Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries may generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and to holdings in depository receipts for foreign companies.

SmartETFs Asia Pacific Dividend Builder ETF | Expropriation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

SmartETFs Asia Pacific Dividend Builder ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Management Risk. The Fund’s strategy may not achieve its investment objective; the portfolio managers’ qualitative judgments about portfolio companies or their securities may be incorrect or the Adviser might not properly implement the strategy.

SmartETFs Asia Pacific Dividend Builder ETF | Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap (US$10 billion or more). Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

SmartETFs Asia Pacific Dividend Builder ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with the Fund’s own shares. Securities in which the Fund invests could become illiquid, which means that the securities cannot be sold within seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

SmartETFs Asia Pacific Dividend Builder ETF | Fund Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

SmartETFs Asia Pacific Dividend Builder ETF | Shares May Trade At Prices Other Than NAV [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Shares May Trade At Prices Other Than NAV. “ETF Shares” are the Fund’s individual exchange-traded shares, which are listed for trading on the NYSE Arca. Shares are bought and sold in the secondary market at a market price. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a Share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

o       Market Price could vary from NAV. The market price of an ETF Share on the exchange can change throughout the day and may differ from the Fund’s NAV per share, which is calculated only once per day, at the end of the day.

o       Market Price could vary from NAV due to foreign holdings. The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is held by the Fund and included in the Fund’s NAV will be the most recent closing price in that security’s local market, updated for currency changes, until that local market opens again. In that case, the prices used in calculating the Fund’s NAV may be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. When all or a portion of the Fund’s portfolio consists of securities traded in a market that is closed when the market for the Fund’s shares is open, there could be differences between the value of ETF shares and the value of the Fund’s underlying portfolio. This could lead to differences between the market price of the ETF Shares and the underlying value of the Fund shares. These differences can be magnified during times of significant market activity and could contribute to the ETF Shares trading at a premium or discount.

o       Costs of buying, selling or holding Fund Shares. Purchases and sales of ETF Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. The difference between the price investors are willing to pay for ETF Shares (the “bid” price) and the price at which investors are willing to sell ETF Shares (the “ask” price) is called the “spread.” The spread with respect to ETF Shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrower”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. When the spread widens, or when premiums or discounts become larger than usual, particularly in times of market stress, investors may pay significantly more or receive significantly less than the underlying value of the Fund shares when they buy or sell ETF Shares in the secondary market. Because of the costs of buying and selling shares of the Fund, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

o       Information about the Fund’s spread. The Fund’s website will contain information about each Fund’s per share NAV, closing market price, premiums and discounts, and the median bid/ask spread. If a Fund’s premium or discount exceeds 2% for more than 7 consecutive trading days, the website will also disclose the factors that the investment adviser reasonably believes materially contribute to this trading premium or discount.

SmartETFs Asia Pacific Dividend Builder ETF | Cash Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Cash Redemption Risk. The Fund may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. Generally, the Fund will effectuate redemptions in kind. For some portfolio holdings traded in specific foreign markets that do not permit in-kind transfers, the Fund will need to sell securities and deliver cash to redeeming Authorized Participants. There is a risk that the Fund could lose money if it had to sell its securities in times of overall market turmoil or when the Fund’s portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains and cause the Fund to incur brokerage expenses, and could result in tax consequences.

SmartETFs Asia Pacific Dividend Builder ETF | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Redemption Risk. ETF Shares are not individually redeemable. The Fund only redeems ETF Shares in Creation Units, which are large blocks of shares, from Authorized Participants. If you want to liquidate some or all of your investment in shares of the Fund, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

SmartETFs Asia Pacific Dividend Builder ETF | Absence of Active Trading Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Absence of Active Trading Market Risk. Although Fund Shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF Shares, and market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of ETF Shares aligned closely with the value of its underlying portfolio). Trading in ETF Shares on the NYSE Arca exchange may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of ETF Shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors. Any absence of an active trading market for ETF Shares could lead to a heightened risk that there will be a difference between the market price of an ETF Share and the underlying value of the ETF Share.

SmartETFs Asia Pacific Dividend Builder ETF | Authorized Participant Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

☐   Authorized Participant Risk. Only a limited number of financial institutions that enter into an authorized participant agreement with the Fund may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the Fund’s net asset value. This risk could be heightened because the Fund will invest in non-U.S. securities, which may be traded outside a collateralized settlement system. In such a case, Authorized Participants may be required to post collateral for some trades on an agency basis (that is, on behalf of other market participants), which only a limited number of Authorized Participants may be willing to do. This risk could also be heightened because the Fund uses a focused investment strategy. If Authorized Participants do not proceed with creation and redemption orders for shares, the Fund’s share price could trade at a discount to NAV and could face trading halts or de-listing.

SmartETFs Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index (Net Return)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects No Deductions for Fees and Expenses
Label	rr_AverageAnnualReturnLabel	MSCI AC Pacific ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	4.07%
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
All Other Expenses:	rr_Component3OtherExpensesOverAssets	3.36%
Total Annual Fund Operating Expense:	rr_ExpensesOverAssets	4.11%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,188
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,609
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Annual Return 2016	rr_AnnualReturn2016	8.81%
Annual Return 2017	rr_AnnualReturn2017	36.70%
Annual Return 2018	rr_AnnualReturn2018	(16.42%)
Annual Return 2019	rr_AnnualReturn2019	20.33%
Annual Return 2020	rr_AnnualReturn2020	13.90%
Annual Return 2021	rr_AnnualReturn2021	11.27%
Annual Return 2022	rr_AnnualReturn2022	(16.92%)
Annual Return 2023	rr_AnnualReturn2023	11.43%
Annual Return 2024	rr_AnnualReturn2024	14.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	5.99%
10 Years	rr_AverageAnnualReturnYear10	6.68%
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.40%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.52%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.03%	[2]
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.85%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.87%	[2]

[1]	The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual fund operating expenses to 0.78% through June 30, 2028. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[2]	This table shows returns for the predecessor mutual fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.